Other assets and liabilities	6 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Other assets and liabilities
6. Other assets and liabilities
The following table sets forth the details of other assets and liabilities at March 31, 2025 and September 30, 2025:

	March 31, 2025	September 30, 2025
	(in millions of yen)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	2,730,316	2,403,288
Other	566,583	624,610
Collateral pledged:
Collateral pledged for derivative transactions	1,666,564	1,692,497
Margins provided for futures contracts	228,386	245,500
Other	117,279	84,474
Prepaid pension cost	682,222	553,359
Right-of-use assets	474,361	464,707
Security deposits	76,648	73,977
Loans held for sale	391,519	287,624
Other (1)(2)	1,300,551	1,283,711

Total	8,234,429	7,713,747

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	1,260,130	1,751,249
Other	611,344	551,620
Guaranteed trust principal (3)	703,851	671,799
Lease liabilities	502,997	501,458
Collateral accepted:
Collateral accepted for derivative transactions	1,380,243	1,525,517
Margins accepted for futures contracts	29,725	27,425
Unearned income	93,491	91,074
Other (2)	2,026,574	2,531,947

Total	6,608,355	7,652,089

Notes:
(1)	At March 31, 2025, The MHFG Group included premises and equipment classified as held for sale in Other.
(2)
As of March 31, 2025, and September
30, 2025
, the MHFG Group included assets and liabilities of ¥68,966 million and ¥131,210 million, and ¥144,039 million and ¥249,071 million, respectively, which mainly consist of financial assets and financial liabilities relating to a transferred business and are classified as held for sale in Other.

(3)
Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 15 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.